Employment, Post-Employment Benefits and Share Compensation Plans - Status of the Share Performance Plans (Details)	12 Months Ended
	Dec. 31, 2023 EquityInstruments € / shares shares	Dec. 31, 2022 EquityInstruments € / shares shares	Dec. 31, 2021 EquityInstruments € / shares shares
Employment, Post-Employment Benefits and Share Compensation Plans
Exercised SPAs	€ 1.00	€ 1.00
Share Performance Awards
Employment, Post-Employment Benefits and Share Compensation Plans
Outstanding at beginning of the year | EquityInstruments	1,505,000	1,325,000	1,570,000
SPAs granted | EquityInstruments	1,489,411	468,706	608,710
Exercised SPAs | EquityInstruments	(233,000)	(209,000)	(701,000)
Expired SPAs | EquityInstruments		(80,000)	(152,000)
Outstanding at end of the year | EquityInstruments	2,761,000	1,505,000	1,325,000
Outstanding at beginning of the year	€ 1.00	€ 1.00	€ 1.00
SPAs granted	1.00	1.00	1.00
Exercised SPAs	1.00	1.00	1.00
Expired SPAs	1.00	1.00	1.00
Outstanding at the end of the year	1.00	1.00	1.00
Thereof exercisable	1.00	1.00	1.00
Weighted average share price	€ 19.38	€ 34.27	€ 37.97
Number of shares issued on exercise of awards | shares	233,083	344,458	1,195,954
Share Performance Awards | Management Board
Employment, Post-Employment Benefits and Share Compensation Plans
SPAs granted | EquityInstruments	227,555	139,229	160,048